Related Party Disclosures - Summary of Compensation for Members of Senior Management Team (Details) - Other Key Management - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 1,741	€ 1,777	€ 1,619
Fixed remuneration Fringe benefits	22	28	26
Variable remuneration	79	94	1,198
Pension expense	2,325	94	87
Share based compensation	719	845	5,423
Total remuneration	€ 4,886	€ 2,838	€ 8,353